OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 658	$ 485
Government authorities	967	287
Others	385	239
Total other accounts receivable and prepaid expenses	$ 2,010	$ 1,011